SUPPLEMENT DATED SEPTEMBER 9, 2005

TO PROSPECTUS DATED

MAY 1, 2004 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

INDIVIDUAL AND GROUP FLEXIBLE

PREMIUM MODIFIED GUARANTEED,

FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

SCUDDER ZS4

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Scudder ZS4 Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective October 28, 2005, the Scudder Aggressive Growth Portfolio will be renamed the Scudder Mid Cap Growth Portfolio. Therefore, effective October 28, 2005, all references in the Prospectus to Scudder Aggressive Growth Portfolio or Scudder Aggressive Growth Subaccount are hereby replaced with Scudder Mid Cap Growth Portfolio or Scudder Mid Cap Growth Subaccount, respectively.

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For use in all states